Long-Term Debt (Details Textual) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended			3 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 02, 2012	Nov. 05, 2010	Dec. 31, 2011 Senior Notes 8.875% Due 2015 [Member]	Dec. 31, 2007 Senior Notes 8.875% Due 2015 [Member]	Jul. 25, 2007 Senior Notes 8.875% Due 2015 [Member]	Dec. 31, 2011 8% Senior Notes Due 2019 [Member]	Jul. 25, 2007 8% Senior Notes Due 2019 [Member]	Dec. 31, 2011 1.25% term loan due 2014 [Member]	Dec. 31, 2011 2.25% term loan due 2014 [Member]	Dec. 31, 2011 2.25% term loan due 2017 [Member]	Dec. 31, 2011 3.5% term loan due 2017 [Member]	Dec. 31, 2011 Alternate Base Rate Revolving Loan [Member]	Dec. 31, 2011 Eurodollar Revolving Loan [Member]	Dec. 31, 2011 First Nine Months [Member]	Dec. 31, 2011 Next Three Months [Member]	Dec. 31, 2011 One Year Onward [Member]	Apr. 30, 2009 Term Loan One [Member]	Dec. 31, 2009 Term Loan One [Member]	Dec. 31, 2009 Term Loan Two [Member]	Feb. 02, 2012 July 25, 2014 maturity term loans [Member]	Feb. 02, 2012 Amended credit agreement [Member]	Jan. 31, 2009 Community Health System [Member]	Dec. 31, 2011 Community Health System [Member]	Jul. 25, 2007 Community Health System [Member]	Dec. 31, 2011 Community Health System [Member] Senior 6.50% Subordinated Notes Due 2012 [Member]	Jul. 25, 2007 Community Health System [Member] Senior 6.50% Subordinated Notes Due 2012 [Member]	Sep. 30, 2007 Community Health System [Member] Senior Notes 8.875% Due 2015 [Member]	Dec. 31, 2007 Community Health System [Member] Senior Notes 8.875% Due 2015 [Member]	Jul. 25, 2007 Community Health System [Member] Senior Notes 8.875% Due 2015 [Member]	Sep. 30, 2007 Community Health System [Member] Funded Term Loan Facility [Member]	Dec. 31, 2011 Community Health System [Member] Funded Term Loan Facility [Member]	Jan. 31, 2009 Community Health System [Member] Delayed Draw Term Loan Facility [Member]	Dec. 31, 2008 Community Health System [Member] Delayed Draw Term Loan Facility [Member]	Dec. 31, 2011 Community Health System [Member] Delayed Draw Term Loan Facility [Member]	Dec. 31, 2007 Community Health System [Member] Delayed Draw Term Loan Facility [Member]
Long-Term Debt (Textual) [Abstract]
Senior secured financing under a new credit facility																											$ 7,200,000,000
Principal amount of senior notes issued									1,000,000,000																						3,000,000,000	3,000,000,000
Applicable percentage for rate loan				1.25%							1.25%	2.25%	2.25%	3.50%	1.25%	2.25%
Percentage of interest rate							8.875%	8.875%	8.00%	8.00%																			6.50%
Net proceeds from the notes offering																														3,000,000,000
Issuance of long-term debt	1,000,000,000																																6,100,000,000
Debt instrument maximum borrowing capacity																																		0			400,000,000	300,000,000
Maturity period of debt instrument																																		7 years			7 years
Drawn of delayed draw term loan																																			200,000,000	100,000,000
Amortization term loan facility as percentage of outstanding term loan																									0.25%
Quarterly amortization payments of each term loan facility																									0.25% of the outstanding amount of the term loans
Condition for amended maturity date	If more than $50 million of the Notes remain outstanding on April 15, 2015, without having been refinanced, then the maturity date for the extended term loans will be accelerated to April 15, 2015
Amended maximum borrowing capacity under uncommitted incremental facility	1,000,000,000
Original maximum borrowing capacity under uncommitted incremental facility	600,000,000
Amended borrowing capacity from receivable transactions	2,000,000,000
Increase in borrowing capacity from receivable transactions	500,000,000
Amount of borrowing from receivable transactions to be used for repayment of existing term loans	1,700,000,000
Prepaid amount of term loan																										equal to (1) 100% of the net cash proceeds of certain asset sales and dispositions by the Company and its subsidiaries, subject to certain exceptions and reinvestment rights, (2) 100% of the net cash proceeds of issuances of certain debt obligations or receivables based financing by the Company and its subsidiaries, subject to certain exceptions, and (3) 50%, subject to reduction to a lower percentage based on the Company’s leverage ratio (as defined in the Credit Facility generally as the ratio of total debt on the date of determination to the Company’s EBITDA, as defined, for the four quarters most recently ended prior to such date), of excess cash flow (as defined) for any year, commencing in 2008, subject to certain exceptions.
Loans under the Credit Facility interest rate description																										Rate equal to an applicable percentage plus, at CHS’s option, either (a) an Alternate Base Rate (as defined) determined by reference to the greater of (1) the Prime Rate (as defined) announced by Credit Suisse or (2) the Federal Funds Effective Rate (as defined) plus one-half of 1.0% or (3) the adjusted London Interbank Offered Rate (“LIBOR”) on such day for a three-month interest period commencing on the second business day after such day plus 1%, or (b) a reserve adjusted LIBOR for dollars (Eurodollar rate) (as defined). The applicable percentage for Alternate Base Rate loans is 1.25% for term loans due 2014 and is 2.25% for term loans due 2017. The applicable percentage for Eurodollar rate loans is 2.25% for term loans due 2014 and 3.5% for term loans due 2017. The applicable percentage for revolving loans is 1.25% for Alternate Base Rate revolving loans and 2.25% for Eurodollar revolving loans, in each case subject to reduction based on the Company’s leverage ratio.
Maturity period of senior notes						July 15, 2015																						2015
Aggregate principal amount	8,846,504,000					2,800,000,000
Percentage payment of commitment fees per annum																										0.50%
Percentage payment of commitment fees Description																																					0.50% per annum for the first nine months after the closing of the Credit Facility, 0.75% per annum for the next three months after such nine-month period and thereafter, 1.0% per annum.
Frequency of payment						semiannually
Date of commencing interest payment	May 15, 2012					January 15, 2008
Base for calculation of Interest	360-day year comprised of twelve 30-day months					360-day year comprised of twelve 30-day months
Payments made for term loan under Credit Facility	1,651,533,000	61,476,000	258,173,000
Principle amount of term loans to tranches																																		1,000,000,000
Interest paid on borrowings	680,704,000	650,712,000	656,997,000
Extended maturity date for term loans with minimum specified amount						Apr. 15, 2015
Obligation to pay commitment fees																	0.50%	0.75%	1.00%
Period for calculation of interest rate	360 days
Frequency of interest	30 days					30 days
Minimum period for redemption of notes	30 days					30 days
Maximum period for redemption of notes	60 days					60 days
Period of redemption commencing on scheduled date						12 months
Percentage of Redemption price equal to principal amount of Notes redeemed	35.00%
Percentage of principal amount of notes redeemed									108.00%
Minimum amount of notes without having been refinanced outstanding on specified date						50,000,000
Term loan under Credit facility paid by the Company																				110,400,000
Repayment of term loan with net proceeds received from sale of ownership interest in partnership																					85,000,000
Extinguishment of Debt	1,000,000,000					1,000,000,000
Percentage of aggregate principal amount	65.00%
Loss from early extinguishment of debt from sale of ownership interest in partnership with an after tax impact																					700,000	200,000
Net gain from early extinguishment of debt net of tax						42,000,000
Loss (gain) from early extinguishment of debt	66,019,000		(2,385,000)			66,000,000															(1,100,000)
Remaining amount paid with net proceeds received from the sale of various other assets																						25,400,000
Loss from early extinguishment of debt from sale of various other assets																						300,000
Balance of term loans	8,782,798,000	8,808,382,000																					2,900,000,000
Non-extended term loans under the Credit Facility																								1,600,000,000
Long Term Debt (Additional Textual) [Abstract]
Equivalent percentage of term loan facility related to net cash proceeds of certain asset sales and dispositions by Company and its subsidiaries	100.00%
Equivalent percentage of term loan facility related to net cash proceeds of Issuances of certain debt obligations or receivables based financing by Company and its subsidiaries	100.00%
Increase the pricing of term loans	LIBOR plus 350 basis points
Equivalent percentage of term loan facility related to reduction to lower percentage based on company's leverage ratio	50.00%
Addition to federal effective rate under credit facility	0.50%
Percentage above LIBOR Rate	1.00%
Amended maximum borrowing capacity under uncommitted incremental facility	1,000,000,000
Original maximum borrowing capacity under uncommitted incremental facility	600,000,000
Amended borrowing capacity from receivable transactions	2,000,000,000
Increase in borrowing capacity from receivable transactions	500,000,000
Amount of borrowing from receivable transactions to be used for repayment of existing term loans	1,700,000,000
Maximum period for redemption of senior notes from public equity offering	180 days
Condition for amended maturity date	If more than $50 million of the Notes remain outstanding on April 15, 2015, without having been refinanced, then the maturity date for the extended term loans will be accelerated to April 15, 2015
Existing term loans under the Credit Facility					$ 1,500,000,000